DERIVATIVE FINANCIAL INSTRUMENTS 6 (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 6	$ 9
Additional Collateral Aggregate Fair Value	6
San Diego Gas and Electric Company [Member]
Derivative Credit Risk Related Contingent Features [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	5	$ 2
Additional Collateral Aggregate Fair Value	$ 6